UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07642

Name of Fund: BlackRock MuniAssets Fund, Inc. (MUA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, BlackRock MuniAssets Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 05/31/2009

Date of reporting period: 06/01/2008 - 08/31/2008

Item 1 - Schedule of Investments

BlackRock MuniAssets Fund, Inc.
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
State                        Municipal Bonds                                                                   (000)      Value
-----------------------------------------------------------------------------------------------------------------------------------
Alabama - 0.5%               Tuscaloosa, Alabama, Special Care Facilities Financing Authority,
                             Residential Care Facility Revenue Bonds (Capstone Village, Inc.
                             Project), Series A, 5.875%, 8/01/36                                           $   1,820  $   1,390,516
-----------------------------------------------------------------------------------------------------------------------------------
Alaska - 0.3%                Alaska Industrial Development and Export Authority Revenue Bonds
                             (Williams Lynxs Alaska Cargoport), AMT, 7.80%, 5/01/14                              770        777,746
-----------------------------------------------------------------------------------------------------------------------------------
Arizona - 7.7%               Coconino County, Arizona, Pollution Control Corporation Revenue
                             Refunding Bonds (Tucson Electric Power - Navajo), AMT, Series A,
                             7.125%, 10/01/32                                                                  3,000      3,003,300
                             Coconino County, Arizona, Pollution Control Corporation Revenue
                             Refunding Bonds (Tucson Electric Power - Navajo), Series B, 7%,
                             10/01/32                                                                          2,500      2,509,875
                             Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona
                             Charter Schools Project 1), Series A, 6.625%, 7/01/20                             1,625      1,457,528
                             Maricopa County, Arizona, IDA, M/F Housing Revenue Bonds (Sun King
                             Apartments Project), Series A, 6.75%, 5/01/31                                     1,615      1,538,465
                             Phoenix, Arizona, IDA, Airport Facility, Revenue Refunding Bonds
                             (America West Airlines Inc. Project), AMT, 6.30%, 4/01/23                         4,800      3,635,616
                             Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter
                             Schools Project), Series E, 7.25%, 7/01/31                                        1,390      1,424,514
                             Pima County, Arizona, IDA, Education Revenue Refunding Bonds
                             (Arizona Charter Schools Project), Series O, 5.25%, 7/01/31                         500        417,805
                             Pima County, Arizona, IDA, Education Revenue Refunding Bonds (Arizona
                             Charter Schools Project II), Series A, 6.75%, 7/01/11 (a)                           415        462,181
                             Pima County, Arizona, IDA, Education Revenue Refunding Bonds
                             (Arizona Charter Schools Project II), Series A, 6.75%, 7/01/31                      675        677,936
                             Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
                             Bonds, 5%, 12/01/32                                                               2,840      2,405,622
                             Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
                             Bonds, 5%, 12/01/37                                                               1,850      1,534,520
                             Show Low, Arizona, Improvement District Number 5, Special
                             Assessment Bonds, 6.375%, 1/01/15                                                 1,000      1,004,750
                                                                                                                      -------------
                                                                                                                         20,072,112
-----------------------------------------------------------------------------------------------------------------------------------
California - 6.0%            California State, Various Purpose, GO, 5.25%, 11/01/25                            1,900      1,941,230
                             California State, Various Purpose, GO, 5.50%, 11/01/33                            1,300      1,324,466
                             Fontana, California, Special Tax, Refunding (Community Facilities
                             District Number 22 - Sierra), 6%, 9/01/34                                         1,320      1,321,967
                             Los Angeles County, California, Metropolitan Transportation
                             Authority, Sales Tax Revenue Refunding Bonds, Proposition C, VRDN,
                             Second Senior Series A, 7.50%, 7/01/20 (b)(c)                                     5,000      5,000,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT     Alternative Minimum Tax (subject to)
EDA     Economic Development Authority
EDR     Economic Development Revenue Bonds
GO      General Obligation Bonds
HDA     Housing Development Authority
HFA     Housing Finance Agency
IDA     Industrial Development Authority
IDR     Industrial Development Revenue Bonds
M/F     Multi-Family
PCR     Pollution Control Revenue Bonds
VRDN    Variable Rate Demand Notes

BlackRock MuniAssets Fund, Inc.
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
State                        Municipal Bonds                                                                   (000)      Value
-----------------------------------------------------------------------------------------------------------------------------------
                             San Jose, California, Airport Revenue Refunding Bonds, AMT, Series
                             A, 5.50%, 3/01/32 (d)                                                         $   4,290  $   4,141,952
                             Southern California Public Power Authority, Natural Gas Project
                             Number 1 Revenue Bonds, Series A, 5%, 11/01/29                                    2,085      1,970,325
                                                                                                                      -------------
                                                                                                                         15,699,940
-----------------------------------------------------------------------------------------------------------------------------------
Colorado - 4.6%              Colorado Health Facilities Authority, Revenue Refunding Bonds (Christian
                             Living Communities Project), Series A, 5.75%, 1/01/26                               650        596,830
                             Denver, Colorado, City and County Airport Revenue Bonds, AMT,
                             Series D, 7.75%, 11/15/13 (d)                                                     1,805      1,957,667
                             Elk Valley, Colorado, Public Improvement Revenue Bonds (Public
                             Improvement Fee), Series A, 7.10%, 9/01/14                                        1,410      1,462,861
                             Elk Valley, Colorado, Public Improvement Revenue Bonds (Public
                             Improvement Fee), Series A, 7.30%, 9/01/22                                        2,095      2,128,017
                             Elk Valley, Colorado, Public Improvement Revenue Bonds (Public
                             Improvement Fee), Series B, 7.45%, 9/01/31                                          260        260,179
                             North Range Metropolitan District Number 1, Colorado, GO, 7.25%,
                             12/15/11 (a)                                                                      1,760      1,990,261
                             Plaza Metropolitan District Number 1, Colorado, Tax Allocation
                             Revenue Bonds (Public Improvement Fees), 8%, 12/01/25                             2,850      2,991,018
                             Plaza Metropolitan District Number 1, Colorado, Tax Allocation
                             Revenue Bonds (Public Improvement Fees), 8.125%, 12/01/25                           525        526,528
                                                                                                                      -------------
                                                                                                                         11,913,361
-----------------------------------------------------------------------------------------------------------------------------------
Connecticut - 2.7%           Connecticut State Development Authority, Airport Facility Revenue
                             Bonds (Learjet Inc. Project), AMT, 7.95%, 4/01/26                                   680        722,228
                             Connecticut State Development Authority, IDR (AFCO Cargo BDL-LLC
                             Project), AMT, 8%, 4/01/30                                                        3,490      3,522,248
                             Connecticut State, HFA, Housing Mortgage Finance Program Revenue
                             Bonds, AMT, Sub-Series A-2, 5.15%, 5/15/38                                        2,250      1,985,512
                             Mashantucket Western Pequot Tribe, Connecticut, Revenue
                             Refunding Bonds, Sub-Series A, 5.50%, 9/01/36                                       885        744,701
                                                                                                                      -------------
                                                                                                                          6,974,689
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 11.4%              Capital Projects Finance Authority, Florida, Continuing Care
                             Retirement Revenue Bonds (Glenridge on Palmer Ranch), Series A,
                             8%, 6/01/12 (a)                                                                   1,130      1,354,768
                             Greater Orlando Aviation Authority, Florida, Airport Facilities
                             Revenue Bonds (JetBlue Airways Corp.), AMT, 6.375%, 11/15/26                      1,180        847,759
                             Halifax Hospital Medical Center, Florida, Hospital Revenue Refunding
                             Bonds, Series A, 5%, 6/01/38                                                      1,160      1,001,289
                             Harbor Bay, Florida, Community Development District, Capital
                             Improvement Special Assessment Revenue Bonds, Series A, 7%,
                             5/01/33                                                                             490        504,259
                             Highlands County, Florida, Health Facilities Authority, Hospital
                             Revenue Bonds (Adventist Health System), Series C, 5.25%, 11/15/36                1,195      1,150,677
                             Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds
                             (National Gypsum Company), AMT, Series A, 7.125%, 4/01/30                         2,000      1,895,740

BlackRock MuniAssets Fund, Inc.
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
State                        Municipal Bonds                                                                   (000)      Value
-----------------------------------------------------------------------------------------------------------------------------------
                             Hillsborough County, Florida, IDA, Hospital Revenue Bonds (Tampa
                             General Hospital Project), 5%, 10/01/36                                       $   4,300  $   3,809,456
                             Jacksonville, Florida, Economic Development Commission, Health
                             Care Facilities, Revenue Refunding Bonds (Florida Proton Therapy
                             Institute), Series A, 6%, 9/01/17                                                   920        916,210
                             Jacksonville, Florida, Economic Development Commission, IDR
                             (Gerdau Ameristeel US, Inc.), AMT, 5.30%, 5/01/37                                 1,300      1,020,110
                             Lee County, Florida, IDA, IDR (Lee Charter Foundation), Series A,
                             5.375%, 6/15/37                                                                   2,620      2,108,995
                             Midtown Miami, Florida, Community Development District, Special
                             Assessment Revenue Bonds, Series A, 6.25%, 5/01/37                                3,255      2,939,591
                             Orlando, Florida, Urban Community Development District, Capital
                             Improvement Special Assessment Bonds, Series A, 6.95%, 5/01/11 (a)                2,245      2,483,644
                             Santa Rosa Bay Bridge Authority, Florida, Revenue Bonds, 6.25%,
                             7/01/28                                                                           3,040      2,675,230
                             Sarasota County, Florida, Health Facilities Authority, Retirement
                             Facility Revenue Refunding Bonds (Village on the Isle Project),
                             5.50%, 1/01/27                                                                      860        768,548
                             Sarasota County, Florida, Health Facilities Authority, Retirement
                             Facility Revenue Refunding Bonds (Village on the Isle Project),
                             5.50%, 1/01/32                                                                      795        680,623
                             Sumter Landing Community Development District, Florida,
                             Recreational Revenue Bonds, Sub-Series B,
                             5.70%, 10/01/38                                                                   2,425      1,979,746
                             Tolomato Community Development District, Florida, Special
                             Assessment Bonds, 6.65%, 5/01/40                                                  2,680      2,593,892
                             Waterchase, Florida, Community Development District, Capital
                             Improvement Revenue Bonds, Series A,
                             6.70%, 5/01/11 (a)                                                                  895        984,428
                                                                                                                      -------------
                                                                                                                         29,714,965
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 3.7%               Atlanta, Georgia, Tax Allocation Bonds (Atlantic Station Project),
                             7.90%, 12/01/11 (a)                                                               3,000      3,532,950
                             Atlanta, Georgia, Tax Allocation Bonds (Princeton Lakes Project),
                             5.50%, 1/01/31                                                                      740        652,569
                             Clayton County, Georgia, Tax Allocation Bonds (Ellenwood Project),
                             7.50%, 7/01/33                                                                    2,375      2,230,362
                             Main Street Natural Gas, Inc., Georgia, Gas Project Revenue Bonds,
                             Series A, 6.375%, 7/15/38                                                           940        853,708
                             Rockdale County, Georgia, Development Authority Revenue Bonds
                             (Visy Paper Project), AMT, Series A, 6.125%, 1/01/34                              2,435      2,307,601
                                                                                                                      -------------
                                                                                                                          9,577,190
-----------------------------------------------------------------------------------------------------------------------------------
Idaho - 0.4%                 Idaho Health Facilities Authority, Revenue Refunding Bonds (Valley
                             Vista Care Corporation), Series A, 7.75%, 11/15/16                                1,000      1,083,370
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 4.3%              Chicago, Illinois, O'Hare International Airport, Special Facility
                             Revenue Refunding Bonds (American Airlines Inc. Project), 5.50%,
                             12/01/30                                                                          4,140      2,411,633

BlackRock MuniAssets Fund, Inc.
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
State                        Municipal Bonds                                                                   (000)      Value
-----------------------------------------------------------------------------------------------------------------------------------
                             Illinois State Finance Authority Revenue Bonds (Clare At Water
                             Tower Project), Series A, 6.125%, 5/15/38                                     $   2,950  $   2,549,242
                             Illinois State Finance Authority Revenue Bonds (Landing At Plymouth
                             Place Project), Series A, 6%, 5/15/37                                               600        523,446
                             Illinois State Finance Authority Revenue Bonds (Monarch Landing,
                             Inc. Project), Series A, 7%, 12/01/37                                               820        791,267
                             Illinois State Finance Authority Revenue Bonds (Primary Health Care
                             Centers Program), 6.60%, 7/01/24                                                    685        642,276
                             Lincolnshire, Illinois, Special Service Area Number 1, Special Tax
                             Bonds (Sedgebrook Project), 6.25%, 3/01/34                                        1,070      1,010,262
                             Lombard, Illinois, Public Facilities Corporation, First Tier Revenue
                             Bonds (Conference Center and Hotel), Series A-1, 7.125%, 1/01/36                  2,600      2,622,490
                             Village of Wheeling, Illinois, Revenue Bonds (North Milwaukee/Lake-
                             Cook Tax Increment Financing (TIF) Redevelopment Project), 6%,
                             1/01/25                                                                             825        746,089
                                                                                                                      -------------
                                                                                                                         11,296,705
-----------------------------------------------------------------------------------------------------------------------------------
Indiana - 0.9%               Vanderburgh County, Indiana, Redevelopment Commission,
                             Redevelopment District Tax Allocation Bonds, 5.25%, 2/01/31                       1,200      1,130,628
                             Vigo County, Indiana, Hospital Authority Revenue Bonds (Union
                             Hospital, Inc.), 5.70%, 9/01/37                                                     615        522,990
                             Vigo County, Indiana, Hospital Authority Revenue Bonds (Union
                             Hospital, Inc.), 5.75%, 9/01/42                                                     765        640,695
                                                                                                                      -------------
                                                                                                                          2,294,313
-----------------------------------------------------------------------------------------------------------------------------------
Iowa - 1.0%                  Iowa Finance Authority, Health Care Facilities, Revenue Refunding
                             Bonds (Care Initiatives Project), 9.25%, 7/01/11 (a)                              2,165      2,596,441
-----------------------------------------------------------------------------------------------------------------------------------
Kansas - 0.4%                Wyandotte County, Kansas, Kansas City Unified Government Revenue
                             Refunding Bonds (General Motors Corporation Project), 6%, 6/01/25                 1,770      1,050,460
-----------------------------------------------------------------------------------------------------------------------------------
Kentucky - 1.1%              Kenton County, Kentucky, Airport Board, Special Facilities Revenue
                             Bonds (Mesaba Aviation Inc. Project), AMT, Series A,
                             6.70%, 7/01/09 (a)                                                                2,850      3,000,993
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana - 2.8%             Louisiana Local Government Environmental Facilities and Community
                             Development Authority Revenue Bonds (Westlake Chemical
                             Corporation), 6.75%, 11/01/32                                                     3,000      2,936,700
                             Louisiana Public Facilities Authority, Hospital Revenue Bonds
                             (Franciscan Missionaries of Our Lady Health System, Inc.), Series A,
                             5.25%, 8/15/36                                                                    1,870      1,788,187
                             Saint John Baptist Parish, Louisiana, Revenue Bonds (Marathon Oil
                             Corporation), Series A, 5.125%, 6/01/37                                           2,950      2,533,608
                                                                                                                      -------------
                                                                                                                          7,258,495
-----------------------------------------------------------------------------------------------------------------------------------
Maryland - 1.8%              Maryland State Economic Development Corporation Revenue
                             Refunding Bonds (Baltimore Association for Retarded Citizens-Health
                             and Mental Hygiene Program), Series A, 7.75%, 3/01/25                             1,815      1,905,387
                             Maryland State Energy Financing Administration, Limited Obligation
                             Revenue Bonds (Cogeneration-AES Warrior Run), AMT, 7.40%,
                             9/01/19                                                                           1,500      1,456,845

BlackRock MuniAssets Fund, Inc.
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
State                        Municipal Bonds                                                                   (000)      Value
-----------------------------------------------------------------------------------------------------------------------------------
                             Maryland State Health and Higher Educational Facilities Authority
                             Revenue Bonds (King Farm Presbyterian Community), Series A,
                             5.30%, 1/01/37                                                                $   1,250  $     988,225
                             Maryland State Health and Higher Educational Facilities Authority
                             Revenue Bonds (Washington Christian Academy), 5.50%, 7/01/38                        590        476,018
                                                                                                                      -------------
                                                                                                                          4,826,475
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 1.1%         Massachusetts State Health and Educational Facilities Authority
                             Revenue Bonds (Jordan Hospital), Series E, 6.75%, 10/01/33                        1,150      1,136,890
                             Massachusetts State Health and Educational Facilities Authority,
                             Revenue Refunding Bonds (Bay Cove Human Services Issue), Series A,
                             5.90%, 4/01/28                                                                    1,945      1,811,320
                                                                                                                      -------------
                                                                                                                          2,948,210
-----------------------------------------------------------------------------------------------------------------------------------
Michigan - 1.5%              Advanced Technology Academy, Michigan, Revenue Bonds, 6%,
                             11/01/37                                                                            900        860,607
                             Macomb County, Michigan, Hospital Finance Authority, Hospital
                             Revenue Bonds (Mount Clemens General Hospital), Series B, 5.875%,
                             11/15/13 (a)                                                                      1,635      1,840,797
                             Monroe County, Michigan, Hospital Financing Authority, Hospital
                             Revenue Refunding Bonds (Mercy Memorial Hospital Corporation),
                             5.50%, 6/01/35                                                                    1,740      1,327,533
                                                                                                                      -------------
                                                                                                                          4,028,937
-----------------------------------------------------------------------------------------------------------------------------------
Missouri - 0.4%              Kansas City, Missouri, IDA, First Mortgage Health Facilities Revenue
                             Bonds (Bishop Spencer Place), Series A, 6.50%, 1/01/35                            1,000        945,840
-----------------------------------------------------------------------------------------------------------------------------------
Nevada - 0.7%                Clark County, Nevada, IDR (Nevada Power Company Project), AMT,
                             Series A, 5.60%, 10/01/30                                                         1,380      1,173,869
                             Clark County, Nevada, Improvement District Number 142, Special
                             Assessment Bonds, 6.375%, 8/01/23                                                   635        596,055
                                                                                                                      -------------
                                                                                                                          1,769,924
-----------------------------------------------------------------------------------------------------------------------------------
New Hampshire - 0.4%         New Hampshire Health and Education Facilities Authority, Hospital
                             Revenue Bonds (Catholic Medical Center), 5%, 7/01/36                              1,165      1,018,117
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 10.6%           Camden County, New Jersey, Pollution Control Financing Authority,
                             Solid Waste Resource Recovery, Revenue Refunding Bonds, AMT,
                             Series A, 7.50%, 12/01/10                                                         9,000      9,022,500
                             Camden County, New Jersey, Pollution Control Financing Authority,
                             Solid Waste Resource Recovery, Revenue Refunding Bonds, AMT,
                             Series B, 7.50%, 12/01/09                                                           345        346,018
                             New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50%, 6/15/24                       3,065      2,912,670
                             New Jersey EDA, IDR, Refunding (Newark Airport Marriott Hotel), 7%,
                             10/01/14                                                                          2,500      2,511,000
                             New Jersey EDA, Retirement Community Revenue Bonds (Cedar Crest
                             Village Inc. Facility), Series A, 7.25%, 11/15/11 (a)                             1,665      1,914,767
                             New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines
                             Inc. Project), AMT, 6.25%, 9/15/19                                                2,000      1,631,400
                             New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines
                             Inc. Project), AMT, 6.25%, 9/15/29                                                3,330      2,484,380
                             New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines
                             Inc. Project), AMT, 9%, 6/01/33                                                   1,250      1,249,688

BlackRock MuniAssets Fund, Inc.
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
State                        Municipal Bonds                                                                   (000)      Value
-----------------------------------------------------------------------------------------------------------------------------------
                             New Jersey Health Care Facilities Financing Authority Revenue Bonds
                             (Pascack Valley Hospital Association), 6.625%, 7/01/36                        $   2,000  $   1,387,600
                             New Jersey Health Care Facilities Financing Authority, Revenue
                             Refunding Bonds (Saint Joseph's Healthcare System), 6.625%,
                             7/01/38                                                                           2,410      2,296,296
                             New Jersey State Transportation Trust Fund Authority, Transportation
                             System Revenue Bonds, Series C, 5.05%, 12/15/35 (d)(e)                            3,450        798,089
                             Tobacco Settlement Financing Corporation of New Jersey, Asset-
                             Backed Revenue Refunding Bonds, Series 1A, 5%, 6/01/41                            1,545      1,100,025
                                                                                                                      -------------
                                                                                                                         27,654,433
-----------------------------------------------------------------------------------------------------------------------------------
New Mexico - 1.0%            Farmington, New Mexico, PCR, Refunding (Tucson Electric Power
                             Company - San Juan Project), Series A, 6.95%, 10/01/20                            2,500      2,511,050
-----------------------------------------------------------------------------------------------------------------------------------
New York - 4.1%              Dutchess County, New York, IDA, Civic Facility Revenue Refunding Bonds
                             (Saint Francis Hospital), Series A, 7.50%, 3/01/29                                1,400      1,488,634
                             New York City, New York, City IDA, Civic Facility Revenue Bonds,
                             Series C, 6.80%, 6/01/28                                                            510        528,253
                             New York City, New York, City IDA, Civic Facility Revenue Bonds
                             (Special Needs Facilities Pooled Program), Series C-1, 6.625%,
                             7/01/29                                                                           1,515      1,435,569
                             New York City, New York, City IDA, Special Facility Revenue Bonds
                             (British Airways Plc Project), AMT, 7.625%, 12/01/32                              2,400      2,064,096
                             New York Liberty Development Corporation Revenue Bonds (National
                             Sports Museum Project), Series A, 6.125%, 2/15/19                                   870        769,889
                             New York State Dormitory Authority, Non-State Supported Debt,
                             Revenue Refunding Bonds (Mount Sinai-NYU Medical Center Health
                             System), Series C, 5.50%, 7/01/26                                                 1,470      1,463,267
                             New York State Dormitory Authority, Non-State Supported Debt,
                             Revenue Refunding Bonds (New York University Hospital Center),
                             Series A, 5%, 7/01/20                                                             2,960      2,824,817
                             Westchester County, New York, IDA, Continuing Care Retirement,
                             Mortgage Revenue Bonds (Kendal on Hudson Project), Series A,
                             6.50%, 1/01/13 (a)                                                                  100        115,589
                                                                                                                      -------------
                                                                                                                         10,690,114
-----------------------------------------------------------------------------------------------------------------------------------
North Carolina - 2.5%        North Carolina Medical Care Commission, Health Care Facilities, First
                             Mortgage Revenue Refunding Bonds (Deerfield Episcopal Project),
                             Series A, 6.125%, 11/01/38                                                        2,335      2,349,687
                             North Carolina Medical Care Commission, Retirement Facilities, First
                             Mortgage Revenue Bonds (Givens Estates Project), Series A, 6.50%,
                             7/01/13 (a)                                                                       1,500      1,750,695
                             North Carolina State Educational Assistance Authority, Revenue
                             Refunding Bonds (Guaranteed Student Loan), VRDN, AMT, Series A-1,
                             10%, 9/01/35 (b)(d)                                                               2,390      2,390,000
                                                                                                                      -------------
                                                                                                                          6,490,382
-----------------------------------------------------------------------------------------------------------------------------------
Ohio - 1.3%                  Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
                             Settlement Asset-Backed Bonds, Series A-2, 6.50%, 6/01/47                         3,935      3,499,828
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 8.5%          Allegheny County, Pennsylvania, Hospital Development Authority,
                             Revenue Refunding Bonds (West Penn Allegheny Health System),
                             Series A, 5.375%, 11/15/40                                                        3,015      2,104,379

BlackRock MuniAssets Fund, Inc.
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
State                        Municipal Bonds                                                                   (000)      Value
-----------------------------------------------------------------------------------------------------------------------------------
                             Bucks County, Pennsylvania, IDA, Retirement Community Revenue
                             Bonds (Ann's Choice Inc.), Series A, 6.125%, 1/01/25                          $     200  $     197,988
                             Bucks County, Pennsylvania, IDA, Retirement Community Revenue
                             Bonds (Ann's Choice Inc.), Series A, 6.25%, 1/01/35                               1,550      1,500,322
                             Harrisburg, Pennsylvania, Authority, University Revenue Bonds
                             (Harrisburg University of Science), Series B, 6%, 9/01/36                           900        836,856
                             Lancaster County, Pennsylvania, Hospital Authority Revenue Bonds
                             (Brethren Village Project), Series A, 6.25%, 7/01/26                                685        672,307
                             Lancaster County, Pennsylvania, Hospital Authority Revenue Bonds
                             (Brethren Village Project), Series A, 6.50%, 7/01/40                                590        584,448
                             Montgomery County, Pennsylvania, IDA, Revenue Bonds (Whitemarsh
                             Continuing Care Project), 6.125%, 2/01/28                                         2,330      2,107,602
                             Pennsylvania Economic Development Financing Authority, Exempt
                             Facilities Revenue Bonds (National Gypsum Company), AMT, Series A,
                             6.25%, 11/01/27                                                                   3,250      2,795,813
                             Pennsylvania Economic Development Financing Authority, Exempt
                             Facilities Revenue Bonds (Reliant Energy), AMT, Series B, 6.75%,
                             12/01/36                                                                          2,810      2,814,889
                             Philadelphia, Pennsylvania, Authority for IDR (Air Cargo), AMT,
                             Series A, 7.50%, 1/01/25                                                          2,270      2,280,873
                             Philadelphia, Pennsylvania, Authority for IDR, Commercial
                             Development, 7.75%, 12/01/17                                                      6,440      6,444,894
                                                                                                                      -------------
                                                                                                                         22,340,371
-----------------------------------------------------------------------------------------------------------------------------------
Rhode Island - 1.0%          Central Falls, Rhode Island, Detention Facility Corporation, Revenue
                             Refunding Bonds, 7.25%, 7/15/35                                                   2,495      2,505,155
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina - 1.5%        Connector 2000 Association, Inc., South Carolina, Toll Road and
                             Capital Appreciation Revenue Bonds, Senior-Series B, 6.50%,
                             1/01/09 (e)                                                                       1,500      1,446,240
                             Connector 2000 Association, Inc., South Carolina, Toll Road and
                             Capital Appreciation Revenue Bonds, Senior-Series B, 7.969%,
                             1/01/14 (e)                                                                       1,485        776,521
                             South Carolina Jobs, EDA, EDR (Westminster Presbyterian Center),
                             7.75%, 11/15/10 (a)                                                               1,500      1,703,175
                                                                                                                      -------------
                                                                                                                          3,925,936
-----------------------------------------------------------------------------------------------------------------------------------
Tennessee - 1.4%             Knox County, Tennessee, Health, Educational and Housing Facilities
                             Board, Hospital Facilities Revenue Refunding Bonds (Covenant
                             Health), Series A, 5.06%, 1/01/40 (e)                                             6,785        903,016
                             Shelby County, Tennessee, Health, Educational and Housing
                             Facilities Board Revenue Bonds (Germantown Village), 6.25%,
                             12/01/34                                                                            355        285,239
                             Shelby County, Tennessee, Health, Educational and Housing
                             Facilities Board Revenue Bonds (Germantown Village), Series A,
                             7.25%, 12/01/34                                                                   2,500      2,453,325
                                                                                                                      -------------
                                                                                                                          3,641,580
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 3.0%                 Brazos River Authority, Texas, PCR, Refunding (TXU Energy Company
                             LLC Project), AMT, Series A, 7.70%, 4/01/33                                       2,550      2,362,830
                             Houston, Texas, Health Facilities Development Corporation,
                             Retirement Facility Revenue Bonds (Buckingham Senior Living
                             Community), Series A, 7.125%, 2/15/14 (a)                                         1,400      1,694,322

BlackRock MuniAssets Fund, Inc.
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
State                        Municipal Bonds                                                                   (000)      Value
-----------------------------------------------------------------------------------------------------------------------------------
                             North Texas Tollway Authority, System Revenue Refunding Bonds,
                             Second Tier, Series F, 6.125%, 1/01/31                                        $   3,675  $   3,721,158
                                                                                                                      -------------
                                                                                                                          7,778,310
-----------------------------------------------------------------------------------------------------------------------------------
Utah - 0.6%                  Carbon County, Utah, Solid Waste Disposal, Revenue Refunding
                             Bonds (Laidlaw Environmental), AMT, Series A, 7.45%, 7/01/17                      1,660      1,670,176
-----------------------------------------------------------------------------------------------------------------------------------
Virginia - 1.5%              Dulles Town Center, Virginia, Community Development Authority,
                             Special Assessment Tax (Dulles Town Center Project), 6.25%,
                             3/01/26                                                                           1,455      1,447,347
                             Fairfax County, Virginia, EDA, Residential Care Facilities, Mortgage
                             Revenue Refunding Bonds (Goodwin House, Inc.), 5.125%, 10/01/37                     750        662,040
                             Fairfax County, Virginia, EDA, Residential Care Facilities, Mortgage
                             Revenue Refunding Bonds (Goodwin House, Inc.), 5.125%, 10/01/42                     450        389,614
                             Lexington, Virginia, IDA, Residential Care Facility, Mortgage Revenue
                             Refunding Bonds (Kendal at Lexington), Series A, 5.375%, 1/01/28                    540        465,107
                             Tobacco Settlement Financing Corporation of Virginia, Revenue
                             Refunding Bonds, Senior Series B-1, 5%, 6/01/47                                   1,320        936,131
                                                                                                                      -------------
                                                                                                                          3,900,239
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 0.6%            Washington State Housing Financing Commission, Nonprofit Revenue
                             Bonds (Skyline at First Hill Project), Series A, 5.625%, 1/01/38                  1,750      1,526,735
-----------------------------------------------------------------------------------------------------------------------------------
Wisconsin - 0.7%             Wisconsin State Health and Educational Facilities Authority Revenue
                             Bonds (New Castle Place Project), Series A, 7%, 12/01/31                          1,855      1,858,766
-----------------------------------------------------------------------------------------------------------------------------------
Wyoming - 1.1%               Wyoming Municipal Power Agency, Power Supply Revenue Bonds,
                             Series A, 5.375%, 1/01/42                                                         3,030      2,936,222
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Virgin Islands - 1.1%   Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds
                             (Hovensa Coker Project), AMT, 6.50%, 7/01/21                                      3,000      3,006,390
-----------------------------------------------------------------------------------------------------------------------------------
                             Total Municipal Bonds - 94.2%                                                              246,174,486
-----------------------------------------------------------------------------------------------------------------------------------

                             Municipal Bonds Transferred to Tender Option Bond Trusts (f)
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 3.2%               Miami-Dade County, Florida, Aviation Revenue Bonds (Miami
                             International Airport), AMT, Series A, 5.25%, 10/01/33 (g)                        8,870      8,408,139
-----------------------------------------------------------------------------------------------------------------------------------
Virginia - 3.3%              Virginia State, HDA, Commonwealth Mortgage Revenue Bonds,
                             Series H, Sub-Series H-1, 5.375%, 7/01/36 (c)                                     8,690      8,614,918
-----------------------------------------------------------------------------------------------------------------------------------
                             Total Municipal Bonds Transferred to
                             Tender Option Bond Trusts - 6.5%                                                            17,023,057
-----------------------------------------------------------------------------------------------------------------------------------
                             Total Long-Term Investments
                             (Cost - $273,452,548) - 100.7%                                                             263,197,543
-----------------------------------------------------------------------------------------------------------------------------------

                             Short-Term Securities                                                            Shares
-----------------------------------------------------------------------------------------------------------------------------------
                             Merrill Lynch Institutional Tax-Exempt Fund, 1.84% (h)(i)                     3,300,000      3,300,000
-----------------------------------------------------------------------------------------------------------------------------------
                             Total Short-Term Securities (Cost - $3,300,000) - 1.3%                                       3,300,000
-----------------------------------------------------------------------------------------------------------------------------------
                             Total Investments (Cost - $276,752,548*) - 102.0%                                          266,497,543

                             Other Assets Less Liabilities - 1.4%                                                         3,531,027

                             Liability for Trust Certificates, Including Interest Expense
                             and Fees Payable - (3.4)%                                                                   (8,809,262)
                                                                                                                      -------------
                             Net Assets - 100.0%                                                                      $ 261,219,308
                                                                                                                      =============

BlackRock MuniAssets Fund, Inc.
Schedule of Investments August 31, 2008 (Unaudited)

* The cost and unrealized appreciation (depreciation) of investments as of August 31, 2008, as computed for federal income tax purposes, were as follows:
      Aggregate cost                                              $ 268,031,634
                                                                  =============
      Gross unrealized appreciation                               $   5,892,694
      Gross unrealized depreciation                                 (16,206,785)
                                                                  -------------
      Net unrealized depreciation                                 $ (10,314,091)
                                                                  =============
(a) U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(c)   MBIA Insured.
(d)   AMBAC Insured.
(e) Represents a zero coupon bond. Rate shown reflects the effective yield at the time of purchase.
(f) Securities represents bonds transferred to a tender option bond trust in exchange for which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(g)   Assured Guaranty Insured.
(h) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
      --------------------------------------------------------------------------
                                                             Net
      Affiliate                                            Activity       Income
      --------------------------------------------------------------------------
      Merrill Lynch Institutional Tax-Exempt Fund           99,559       $24,146
      --------------------------------------------------------------------------
(i)   Represents the current yield as of report date.

BlackRock MuniAssets Fund, Inc.
Schedule of Investments August 31, 2008 (Unaudited)

o Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

      The following table summarizes the inputs used as of August 31, 2008 in determining the fair valuation of the Fund's investments:
            --------------------------------------------------------------------
            Valuation                                             Investments in
            Inputs                                                  Securities
            --------------------------------------------------------------------
            Level 1                                                           --
            Level 2                                                $ 266,497,543
            Level 3                                                           --
            --------------------------------------------------------------------
            Total                                                  $ 266,497,543
                                                                   =============

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniAssets Fund, Inc.


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock MuniAssets Fund, Inc.

Date: October 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock MuniAssets Fund, Inc.

Date: October 20, 2008


By: /s/ Neal J. Andrews
    --------------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock MuniAssets Fund, Inc.

Date: October 20, 2008